Basis for the Preparation of these Financial Statements and Applicable Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Bank's Equity Interest and Voting Rights
The tables below show the Bank’s equity interest and voting rights in the companies it consolidates:

•	As of December 31, 2019:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Macro Securities SA	Common	12,776,680	99.925%	99.932%	0.075%	0.068%
Macro Fiducia SA	Common	46,935,318	99.046%	99.046%	0.954%	0.954%
Macro Fondos SGFCISA	Common	327,183	99.939%	100.00%	0.061%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%
Argenpay SAU	Common	7,700,000	100.00%	100.00%

•	As of December 31, 2018:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Macro Securities SA	Common	12,776,680	99.921%	99.932%	0.079%	0.068%
Macro Fiducia SA	Common	6,475,143	98.605%	98.605%	1.395%	1.395%
Macro Fondos SGFCISA	Common	327,183	99.936%	100.00%	0.064%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%

Summary of Total Assets, Liabilities and Net Shareholders Equity
Total assets, liabilities and Shareholders’ equity of the Bank and its subsidiaries as of December 31, 2019 and 2018 are as follows:

As of 12/31/2019	Banco Macro SA	Subsidiaries	Eliminations	Consolidated
Assets	442,153,986	7,534,654	(4,448,770)	445,239,870
Liabilities	336,099,008	4,195,057	(1,110,581)	339,183,484
Equity attributable to the owners of the Bank				106,054,978
Equity attributable to non-controlling interests				1,408

As of 12/31/2018	Banco Macro SA	Subsidiaries	Eliminations	Consolidated
Assets	538,363,403	6,355,939	(4,417,634)	540,301,708
Liabilities	444,671,948	2,699,534	(762,715)	446,608,767
Equity attributable to the owners of the Bank				93,691,455
Equity attributable to non-controlling interests				1,486

Summary of abovementioned explained, the effect of adoption of IFRS 16
As a result of the abovementioned explained, the effect of adoption of IFRS 16 as of January 1, 2019 was an increase of the Bank’s assets and liabilities for the following amounts:

Assets
Right-of-use assets	599,502
Liabilities
Finance lease payable	599,502

Summary of Reconciliation of the operating lease commitments
A reconciliation between lease liabilities as of January 1, 2019 and the operating lease commitments as of December 31, 2019, is as follows:

	Pesos	US Dollars
Operating lease commitments as of 12/31/2018	479,255	399,381
Less:
Commitments related to short-term leases	(46,207)	(26,543)

	433,048	372,838
Weighted average incremental borrowing rate as of 01/01/2019	45.98%	4.63%

Discounted operating lease commitments as of 01/01/2019	247,298	352,204

Lease liabilities as of 01/01/2019	247,298	352,204